Consolidated Statements of Operations and Comprehensive (Loss) Income (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rental income	$ 228,201	$ 193,561	$ 182,064
Tenant recovery income	73,700	63,131	58,675
Other property income	1,486	1,038	1,360
Fees and management income	8,156	0	0
Total revenues	311,543	257,730	242,099
Expenses:
Property operating	53,824	41,890	38,399
Real estate taxes	43,456	36,627	35,285
General and administrative	36,348	31,804	15,829
Vesting of Class B units	24,037	0	0
Termination of affiliate arrangements	5,454	0	0
Acquisition expenses	530	5,803	5,404
Depreciation and amortization	130,671	106,095	101,479
Total expenses	294,320	222,219	196,396
Other:
Interest expense, net	(45,661)	(32,458)	(32,390)
Transaction expenses	(15,713)	0	0
Other income, net	2,433	5,990	248
Net (loss) income	(41,718)	9,043	13,561
Net loss (income) attributable to noncontrolling interests	3,327	(111)	(201)
Net loss attributable to stockholders	$ (38,391)	$ 8,932	$ 13,360
Earnings per common share:
Net (loss) income per share attributable to stockholders - basic and diluted	$ (0.21)	$ 0.05	$ 0.07
Weighted-average common shares outstanding:
Basic	183,784	183,876	183,678
Diluted	196,497	186,665	186,394
Comprehensive (loss) income:
Net (loss) income	$ (41,718)	$ 9,043	$ 13,561
Other comprehensive (loss) income:
Change in unrealized gain on interest rate swaps	4,580	10,565	22
Comprehensive (loss) income	(37,138)	19,608	13,583
Comprehensive loss (income) attributable to noncontrolling interests	3,327	(111)	(201)
Comprehensive (loss) income attributable to stockholders	$ (33,811)	$ 19,497	$ 13,382